UNBILLED REVENUE	12 Months Ended
Mar. 31, 2025
Unbilled Revenue
UNBILLED REVENUE

5. UNBILLED REVENUE

The Company’s contract assets and unbilled revenues are summarized as follows:

Unbilled revenue
Balance, March 31, 2023	$1,193,945
Additions	1,108,131
Invoiced	(1,050,000)
Costs recognized	-
Balance, March 31, 2024	$1,252,076
Additions	-
Provision for contract settlement (Note 4)	(1,252,076)
Balance, March 31, 2025	$-

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)